Intangible Assets - Summary of Inputs to determine the impairment test of Goodwill (Detail) - Goodwill [member]	Dec. 31, 2024	Dec. 31, 2023
SPS Capital Gestao De Recursos Limited A [Member]
Disclosure Of Impairment Test Of Goodwill [Line Items]
Annual inflation rate	4.00%	4.00%
Discount Rate	15.25%	12.50%
MAV Business Combination [Member]
Disclosure Of Impairment Test Of Goodwill [Line Items]
Annual inflation rate	4.00%	0.00%
Discount Rate	15.25%	0.00%